Notes Payable (Narrative) (Details) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 11, 2023	Mar. 04, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 27, 2017
Interest expense			$ 1	$ 4	$ 4	$ 4,112	$ 4,109	$ 3,359
Amortization of debt discount					$ 0	$ 118	118	470
Security deposit									$ 800
Long-term note payable							0	$ 27,436
Runway Debt Facility
Payoff amount of debt facility	$ 30,400
Amount funded upon closing		$ 30,000
Long-term debt facility		75,000
Amount available under facility		$ 45,000
Interest rate during period								11.69%
Interest expense							1,300	$ 2,700
Amortization of debt discount							$ 100	500
Note payable								31,050
Discount on note payable								(3,614)
Long-term note payable								$ 27,436
Runway Debt Facility | Minimum
Variable interest rate floor (as a percent)		9.25%
Runway Debt Facility | Base Rate
Variable interest rate floor (as a percent)		8.75%
Runway Debt Facility | Three month LIBOR
Variable interest rate floor (as a percent)		0.50%